FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Warrants Liability Measured at Fair Value on a Recurring Basis Using Significant Level 3 Inputs

The following table presents the change in the warrants liability that were measured at fair value on a recurring basis using significant Level 3 inputs during the year 2015 and 2016 (Note 23).

	2015	2016	2016
	RMB	RMB	US$ (Note 3)
Balance at issuance date/the beginning of the year	57,285,780	64,414,941	9,277,681
Unrealized loss recognized in other comprehensive income	7,129,161	(48,057,204)	(6,921,677)

Balance at the end of the year	64,414,941	16,357,737	2,356,004

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2014, 2015 and 2016, respectively.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses (gains)
		RMB	RMB	RMB	RMB
Receivable from WoW game points refund agent (Note 14)	—	—	—	—	8,439,580

Total	—	—	—	—	8,439,580

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses (gains)
		RMB	RMB	RMB	RMB
Prepayment for equipment (Note 14)					3,555,845

Total	—	—	—	—	3,555,845